Acquisitions, Divestiture and Goodwill (Details) (Skagen Designs, USD $)	0 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 02, 2012	Mar. 31, 2012	Dec. 29, 2012	Dec. 28, 2013	Dec. 31, 2011
Business Acquisition
Business Acquisition, cash	$ 231,700,000
Common stock number of shares issued or issuable	150,000
Common Stock Valued	19,900,000
Contingent consideration liability at acquisition date	9,900,000
Contingent consideration liability at end of period			0	0
Fair value of contingent consideration liability during the period resulting increase (decrease) operating expenses				9,900,000
Acquisition related cost		$ 600,000	$ 8,200,000		$ 600,000
Contingent equity consideration | Issuable | Maximum
Business Acquisition
Common stock number of shares issued or issuable	100,000